Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

August 31, 2019

XS7-QTLY-1019
1.968013.105

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	185,300	$10,777,048
Entertainment - 2.2%
Activision Blizzard, Inc.	671,900	33,998,140
Electronic Arts, Inc. (a)	220,800	20,684,544
Lions Gate Entertainment Corp. Class A	21,900	197,757
Live Nation Entertainment, Inc. (a)	247,000	17,168,970
NetEase, Inc. ADR	41,500	10,582,500
Netflix, Inc. (a)	410,700	120,643,125
Nintendo Co. Ltd.	14,700	5,562,490
The Walt Disney Co.	217,000	29,785,420
		238,622,946
Interactive Media & Services - 9.1%
Alphabet, Inc.:
Class A (a)	357,970	426,174,024
Class C (a)	189,056	224,617,434
CarGurus, Inc. Class A (a)	100,500	3,278,310
Facebook, Inc. Class A (a)	1,570,058	291,512,669
Match Group, Inc. (b)	44,600	3,782,080
Pinterest, Inc. Class A (b)	31,400	1,080,788
Snap, Inc. Class A (a)(b)	1,093,097	17,303,726
Tencent Holdings Ltd.	242,600	10,015,870
Twitter, Inc. (a)	115,490	4,925,649
		982,690,550
Media - 0.2%
Comcast Corp. Class A	482,100	21,337,746
Turn, Inc. (Escrow) (a)(c)(d)	205,882	136,912
		21,474,658
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	754,800	58,912,140

TOTAL COMMUNICATION SERVICES		1,312,477,342

CONSUMER DISCRETIONARY - 21.2%
Auto Components - 0.0%
Garrett Motion, Inc. (a)(b)	29,550	290,772
Automobiles - 0.6%
Tesla, Inc. (a)(b)	278,200	62,764,702
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	16,400	13,750,088
Hyatt Hotels Corp. Class A	49,700	3,585,855
Marriott International, Inc. Class A	26,600	3,353,196
McDonald's Corp.	87,200	19,006,984
Planet Fitness, Inc. (a)	74,900	5,288,689
Sea Ltd. ADR (a)	444,000	14,261,280
Shake Shack, Inc. Class A (a)	34,900	3,460,684
Starbucks Corp.	511,400	49,380,784
YETI Holdings, Inc. (b)	48,700	1,375,775
Yum China Holdings, Inc.	268,900	12,216,127
Yum! Brands, Inc.	57,100	6,668,138
		132,347,600
Household Durables - 1.5%
iRobot Corp. (a)(b)	156,900	9,697,989
Roku, Inc. Class A (a)	977,174	147,905,057
		157,603,046
Internet & Direct Marketing Retail - 8.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	250,300	43,810,009
Amazon.com, Inc. (a)	394,399	700,566,991
Chewy, Inc. (b)	43,600	1,438,800
Ctrip.com International Ltd. ADR (a)	106,700	3,454,946
eBay, Inc.	140,800	5,672,832
Etsy, Inc. (a)	40,500	2,137,995
Expedia, Inc.	45,300	5,893,530
JD.com, Inc. sponsored ADR (a)	693,700	21,157,850
Ocado Group PLC (a)	954,600	15,047,975
The Booking Holdings, Inc. (a)	15,900	31,265,919
The Honest Co., Inc. (a)(c)(d)	9,496	143,200
The RealReal, Inc. (b)	110,300	1,441,621
Wayfair LLC Class A (a)(b)	1,117,659	126,004,876
		958,036,544
Leisure Products - 0.0%
Callaway Golf Co.	263,100	4,672,656
Multiline Retail - 0.4%
Dollar General Corp.	57,800	9,022,002
Dollar Tree, Inc. (a)	243,200	24,692,096
Ollie's Bargain Outlet Holdings, Inc. (a)	74,900	4,153,205
Target Corp.	26,500	2,836,560
		40,703,863
Specialty Retail - 1.9%
Carvana Co. Class A (a)(b)	205,200	16,654,032
Five Below, Inc. (a)	19,900	2,445,113
Lowe's Companies, Inc.	380,710	42,715,662
RH (a)(b)	244,244	34,987,953
The Home Depot, Inc.	396,700	90,411,897
Tiffany & Co., Inc. (b)	79,600	6,755,652
TJX Companies, Inc.	313,800	17,249,586
		211,219,895
Textiles, Apparel & Luxury Goods - 6.7%
adidas AG	602,391	178,556,997
Allbirds, Inc. (c)(d)	16,248	753,907
Canada Goose Holdings, Inc. (a)(b)	389,271	14,516,528
lululemon athletica, Inc. (a)	2,050,320	378,632,594
NIKE, Inc. Class B	555,800	46,965,100
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,688,275	85,110,787
Tory Burch LLC (a)(c)(d)(e)	248,840	13,977,343
Under Armour, Inc. Class C (non-vtg.) (a)	169,859	2,874,014
VF Corp.	82,000	6,719,900
		728,107,170

TOTAL CONSUMER DISCRETIONARY		2,295,746,248

CONSUMER STAPLES - 4.1%
Beverages - 2.2%
Fever-Tree Drinks PLC	350,168	9,629,508
Keurig Dr. Pepper, Inc.	1,163,800	31,748,464
Monster Beverage Corp. (a)	1,400,600	82,173,202
PepsiCo, Inc.	268,600	36,725,678
The Coca-Cola Co.	1,396,100	76,841,344
		237,118,196
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	181,600	53,528,416
Kroger Co.	1,167,300	27,641,664
		81,170,080
Food Products - 0.4%
Bunge Ltd.	402,400	21,492,184
Darling International, Inc. (a)	426,200	7,927,320
Mondelez International, Inc.	230,000	12,700,600
The Hershey Co.	33,000	5,229,840
		47,349,944
Household Products - 0.2%
Church & Dwight Co., Inc.	162,000	12,924,360
Colgate-Palmolive Co.	66,700	4,945,805
Kimberly-Clark Corp.	19,400	2,737,534
Procter & Gamble Co.	31,000	3,727,130
		24,334,829
Personal Products - 0.2%
Coty, Inc. Class A	1,161,800	11,095,190
Godrej Consumer Products Ltd.	86,996	741,413
Herbalife Nutrition Ltd. (a)	43,900	1,511,477
Unilever NV	176,800	10,970,140
		24,318,220
Tobacco - 0.3%
Altria Group, Inc.	478,800	20,942,712
JUUL Labs, Inc. Class A (a)(c)(d)	13,297	3,789,645
Philip Morris International, Inc.	40,100	2,890,809
		27,623,166

TOTAL CONSUMER STAPLES		441,914,435

ENERGY - 1.2%
Energy Equipment & Services - 0.1%
Baker Hughes, A GE Co. Class A	136,900	2,969,361
Oil, Gas & Consumable Fuels - 1.1%
EOG Resources, Inc.	300,900	22,323,771
Hess Corp.	984,700	61,986,865
Noble Energy, Inc.	317,200	7,162,376
PDC Energy, Inc. (a)	73,238	2,332,630
Reliance Industries Ltd.	1,231,131	21,512,443
Valero Energy Corp.	83,200	6,263,296
		121,581,381

TOTAL ENERGY		124,550,742

FINANCIALS - 1.5%
Banks - 0.6%
Bank of America Corp.	416,100	11,446,911
First Bancorp, Puerto Rico	296,000	2,835,680
HDFC Bank Ltd. sponsored ADR	248,611	26,800,266
JPMorgan Chase & Co.	223,700	24,575,682
Signature Bank	14,400	1,679,760
Wells Fargo & Co.	13,900	647,323
		67,985,622
Capital Markets - 0.7%
BlackRock, Inc. Class A	55,400	23,409,824
Charles Schwab Corp.	1,008,100	38,579,987
Edelweiss Financial Services Ltd.	1,435,187	2,217,467
T. Rowe Price Group, Inc.	56,000	6,194,720
		70,401,998
Consumer Finance - 0.2%
American Express Co.	117,000	14,083,290
Discover Financial Services	106,358	8,505,449
		22,588,739
Insurance - 0.0%
Hiscox Ltd.	68,800	1,297,596

TOTAL FINANCIALS		162,273,955

HEALTH CARE - 17.6%
Biotechnology - 10.8%
AbbVie, Inc.	269,284	17,702,730
ACADIA Pharmaceuticals, Inc. (a)	2,154,626	59,596,955
Agios Pharmaceuticals, Inc. (a)(b)	835,528	31,708,288
Alector, Inc. (b)	116,700	1,920,882
Alexion Pharmaceuticals, Inc. (a)	288,800	29,099,488
Alkermes PLC (a)	578,359	12,133,972
Allakos, Inc. (a)	50,200	4,440,692
Allogene Therapeutics, Inc. (b)	219,507	5,977,176
Allogene Therapeutics, Inc. (f)	80,261	2,185,507
Alnylam Pharmaceuticals, Inc. (a)	1,479,778	119,403,287
Amgen, Inc.	244,900	51,091,038
AnaptysBio, Inc. (a)	148,889	6,052,338
Argenx SE ADR (a)	45,955	6,040,785
Ascendis Pharma A/S sponsored ADR (a)	9,099	1,019,361
aTyr Pharma, Inc.	28,491	83,764
Axcella Health, Inc.	96,600	669,438
Axcella Health, Inc.	126,121	830,318
BeiGene Ltd.	454,500	4,980,571
BeiGene Ltd. ADR (a)	649,336	93,342,050
Biogen, Inc. (a)	10,700	2,351,325
bluebird bio, Inc. (a)(b)	546,565	56,465,630
Blueprint Medicines Corp. (a)	116,400	8,924,388
Bridgebio Pharma, Inc.	74,500	2,270,760
Calyxt, Inc. (a)	460,500	2,850,495
Celgene Corp. (a)	157,300	15,226,640
Cellectis SA sponsored ADR (a)	259,245	3,157,604
ChemoCentryx, Inc. (a)	599,100	3,990,006
Cibus Corp. Series C (a)(c)(d)(e)	1,893,817	2,878,602
Coherus BioSciences, Inc. (a)	242,592	5,383,116
Constellation Pharmaceuticals, Inc. (a)(b)	113,978	826,341
Crinetics Pharmaceuticals, Inc. (a)	52,000	824,720
Denali Therapeutics, Inc. (a)(b)	133,600	2,404,800
Eidos Therapeutics, Inc. (a)(b)	31,200	1,304,472
Evelo Biosciences, Inc. (a)(b)	352,836	1,937,070
Exact Sciences Corp. (a)	63,100	7,522,782
Exelixis, Inc. (a)	1,513,084	30,034,717
Fate Therapeutics, Inc. (a)	633,673	10,341,543
Five Prime Therapeutics, Inc. (a)	73,100	396,933
Fulcrum Therapeutics, Inc.	87,742	864,697
Global Blood Therapeutics, Inc. (a)	224,800	10,336,304
Homology Medicines, Inc. (a)(b)	229,888	4,347,182
Intercept Pharmaceuticals, Inc. (a)	58,900	3,780,202
Ionis Pharmaceuticals, Inc. (a)	2,361,185	149,250,504
Iovance Biotherapeutics, Inc. (a)	78,500	1,649,285
Ironwood Pharmaceuticals, Inc. Class A (a)	887,856	8,265,939
Jounce Therapeutics, Inc. (a)	20,400	76,908
Kaleido Biosciences, Inc. (a)(b)	137,000	1,282,320
Kaleido Biosciences, Inc. (f)	106,348	995,417
Karuna Therapeutics, Inc. (a)(b)	133,800	2,645,226
Kiniksa Pharmaceuticals Ltd. (a)	32,638	288,194
Lexicon Pharmaceuticals, Inc. (a)(b)	1,411,977	1,863,810
Macrogenics, Inc. (a)	91,300	1,309,242
Mirati Therapeutics, Inc. (a)(b)	69,300	5,680,521
Moderna, Inc. (b)	1,417,737	22,301,003
Momenta Pharmaceuticals, Inc. (a)	1,803,395	22,776,879
Neon Therapeutics, Inc. (a)	233,654	628,529
Principia Biopharma, Inc.	55,100	2,187,470
Protagonist Therapeutics, Inc. (a)	248,200	3,234,046
Prothena Corp. PLC (a)	286,977	2,413,477
Regeneron Pharmaceuticals, Inc. (a)	134,800	39,098,740
Rigel Pharmaceuticals, Inc. (a)	3,128,112	5,286,509
Rubius Therapeutics, Inc. (a)(b)	902,518	8,375,367
Sage Therapeutics, Inc. (a)	680,634	116,844,439
Sarepta Therapeutics, Inc. (a)	79,000	7,121,850
Scholar Rock Holding Corp. (a)	214,449	2,271,015
Seres Therapeutics, Inc. (a)	825,776	3,327,877
Sienna Biopharmaceuticals, Inc. (a)	620,556	462,500
Synthorx, Inc.	92,000	1,647,720
Syros Pharmaceuticals, Inc. (a)	649,260	7,122,382
Syros Pharmaceuticals, Inc. (a)(f)	301,001	3,301,981
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)(d)	34,075	76,669
The Medicines Company (a)	554,223	23,255,197
Translate Bio, Inc. (a)	700,618	6,361,611
Ultragenyx Pharmaceutical, Inc. (a)	115,800	6,307,626
uniQure B.V. (a)	252,700	13,708,975
UNITY Biotechnology, Inc. (a)(b)	542,860	3,311,446
Vertex Pharmaceuticals, Inc. (a)	133,400	24,014,668
Wuxi Biologics (Cayman), Inc. (a)(f)	890,000	9,340,962
Xencor, Inc. (a)	424,800	15,836,544
Zai Lab Ltd. ADR (a)(b)	596,315	19,445,832
		1,170,067,649
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	250,521	21,374,452
Boston Scientific Corp. (a)	565,100	24,146,723
Danaher Corp.	320,400	45,525,636
DexCom, Inc. (a)	201,800	34,630,898
Genmark Diagnostics, Inc. (a)	550,700	3,298,693
Insulet Corp. (a)	527,520	81,327,758
Intuitive Surgical, Inc. (a)	111,721	57,127,416
Novocure Ltd. (a)(b)	1,169,351	106,247,232
Penumbra, Inc. (a)	275,392	40,083,306
Presbia PLC (a)	443,695	23,960
Shockwave Medical, Inc. (a)(b)	90,100	3,770,685
Shockwave Medical, Inc.	83,221	3,447,971
Stryker Corp.	41,200	9,091,192
Wright Medical Group NV (a)	197,600	4,119,960
		434,215,882
Health Care Providers & Services - 1.0%
Centene Corp. (a)	89,000	4,149,180
G1 Therapeutics, Inc. (a)	99,900	3,626,370
Humana, Inc.	13,500	3,823,335
Laboratory Corp. of America Holdings (a)	15,400	2,580,424
Notre Dame Intermedica Participacoes SA	339,400	4,596,366
OptiNose, Inc. (a)(b)	465,075	3,562,475
OptiNose, Inc. (a)(f)	301,785	2,311,673
UnitedHealth Group, Inc.	354,200	82,882,800
		107,532,623
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	575,000	810,750
Health Catalyst, Inc.	31,000	1,235,660
Karuna Therapeutics, Inc.	118,342	2,105,659
Livongo Health, Inc. (b)	24,500	750,680
Teladoc Health, Inc. (a)(b)	53,000	3,067,640
		7,970,389
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp. (b)	40,100	2,039,085
Bruker Corp.	29,700	1,282,149
Illumina, Inc. (a)	10,562	2,971,513
Thermo Fisher Scientific, Inc.	82,900	23,797,274
		30,090,021
Pharmaceuticals - 1.4%
Adimab LLC (a)(c)(d)(e)	762,787	35,217,876
Akcea Therapeutics, Inc. (a)(b)	1,264,039	26,620,661
Bristol-Myers Squibb Co.	144,900	6,965,343
Corteva, Inc.	44,801	1,313,565
Cyclerion Therapeutics, Inc. (a)	124,005	1,179,288
Cyclerion Therapeutics, Inc. (c)	150,550	1,431,731
Fulcrum Therapeutics, Inc. (b)	71,600	784,020
Hansoh Pharmaceutical Group Co. Ltd. (f)	826,000	2,783,104
Hookipa Pharma, Inc. (b)	39,500	333,380
Intra-Cellular Therapies, Inc. (a)(b)	742,652	6,357,101
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	47,480	531,072
Morphic Holding, Inc.	85,800	1,587,300
MyoKardia, Inc. (a)	516,700	27,782,959
Nektar Therapeutics (a)(b)	1,296,864	22,785,900
Rhythm Pharmaceuticals, Inc. (a)(b)	87,900	1,979,508
RPI International Holdings LP (a)(c)(d)	35,220	5,388,660
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	6
Theravance Biopharma, Inc. (a)	381,312	8,400,303
Turning Point Therapeutics, Inc.	56,800	3,097,304
		154,539,081

TOTAL HEALTH CARE		1,904,415,645

INDUSTRIALS - 4.6%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	21,900	8,412,009
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	29,439,766
The Boeing Co.	235,700	85,816,013
United Technologies Corp.	94,600	12,320,704
		135,988,492
Air Freight & Logistics - 0.2%
FedEx Corp.	6,500	1,030,965
United Parcel Service, Inc. Class B	145,800	17,300,628
		18,331,593
Airlines - 1.1%
Azul SA sponsored ADR (a)	111,300	3,908,856
Delta Air Lines, Inc.	153,600	8,887,296
JetBlue Airways Corp. (a)	1,034,100	17,910,612
Ryanair Holdings PLC sponsored ADR (a)	98,010	5,615,973
Southwest Airlines Co.	333,000	17,422,560
Spirit Airlines, Inc. (a)	100,100	3,757,754
United Continental Holdings, Inc. (a)	169,600	14,298,976
Wheels Up Partners Holdings LLC Series B (a)(c)(d)(e)	3,649,665	12,700,834
Wizz Air Holdings PLC (a)(f)	765,173	33,481,008
		117,983,869
Building Products - 0.0%
Resideo Technologies, Inc. (a)	262,233	3,613,571
Electrical Equipment - 0.2%
AMETEK, Inc.	5,000	429,650
Eaton Corp. PLC	56,000	4,520,320
Emerson Electric Co.	87,200	5,196,248
Fortive Corp.	99,400	7,047,460
		17,193,678
Industrial Conglomerates - 0.5%
3M Co.	84,600	13,681,512
Honeywell International, Inc.	280,500	46,175,910
		59,857,422
Machinery - 0.5%
Deere & Co.	135,500	20,990,305
Illinois Tool Works, Inc.	58,800	8,811,768
Ingersoll-Rand PLC	28,100	3,402,629
Xylem, Inc.	259,100	19,849,651
		53,054,353
Professional Services - 0.0%
CoStar Group, Inc. (a)	5,700	3,504,759
Verisk Analytics, Inc.	3,200	516,928
		4,021,687
Road & Rail - 0.8%
Lyft, Inc.	227,923	11,161,389
Uber Technologies, Inc.	1,147,704	35,511,683
Union Pacific Corp.	248,700	40,279,452
		86,952,524

TOTAL INDUSTRIALS		496,997,189

INFORMATION TECHNOLOGY - 34.8%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	32,600	7,387,812
Ciena Corp. (a)	70,100	2,869,193
Cisco Systems, Inc.	287,700	13,467,237
Infinera Corp. (a)(b)	3,716,100	19,806,813
NETGEAR, Inc. (a)	281,854	9,785,971
		53,317,026
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc.	1,526,457	4,793,075
TE Connectivity Ltd.	19,500	1,778,790
Trimble, Inc. (a)	264,300	9,916,536
		16,488,401
Internet Software & Services - 0.0%
Farfetch Ltd. Class A (b)	162,600	1,590,228
IT Services - 8.3%
Actua Corp. (a)(d)	546,564	153,038
Adyen BV (a)(f)	1,700	1,230,892
Dynatrace, Inc.	35,000	804,300
Elastic NV	49,500	4,350,555
Fastly, Inc. Class A (b)	22,100	698,360
IBM Corp.	17,800	2,412,434
MasterCard, Inc. Class A	491,000	138,152,670
MongoDB, Inc. Class A (a)	126,500	19,267,215
Okta, Inc. (a)	81,700	10,335,050
PayPal Holdings, Inc. (a)	1,382,900	150,805,245
Shopify, Inc. Class A (a)	913,649	351,913,385
Square, Inc. (a)	588,300	36,380,472
Visa, Inc. Class A	885,000	160,025,700
Wix.com Ltd. (a)	108,507	15,218,107
		891,747,423
Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc. (a)(b)	2,828,900	88,968,905
Applied Materials, Inc.	341,000	16,374,820
ASML Holding NV	73,200	16,295,052
Broadcom, Inc.	49,236	13,916,063
Cirrus Logic, Inc. (a)	150,500	8,072,820
Cree, Inc. (a)	170,866	7,335,277
Intel Corp.	14,600	692,186
KLA-Tencor Corp.	48,000	7,099,200
Marvell Technology Group Ltd.	717,692	17,203,077
Micron Technology, Inc. (a)	413,400	18,714,618
NVIDIA Corp.	2,946,900	493,635,219
Qualcomm, Inc.	218,200	16,969,414
Silicon Laboratories, Inc. (a)(b)	855,043	93,199,687
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	253,300	10,798,179
Texas Instruments, Inc.	333,800	41,307,750
Xilinx, Inc.	181,300	18,866,078
		869,448,345
Software - 12.6%
2U, Inc. (a)(b)	92,380	1,651,754
Adobe, Inc. (a)	372,100	105,866,171
Atlassian Corp. PLC (a)	92,400	12,428,724
Autodesk, Inc. (a)	353,200	50,444,024
Avalara, Inc. (a)	11,549	974,043
Black Knight, Inc. (a)	110,500	6,878,625
Cadence Design Systems, Inc. (a)	60,400	4,136,192
Coupa Software, Inc. (a)(b)	129,600	18,005,328
Crowdstrike Holdings, Inc. (b)	31,300	2,544,064
CyberArk Software Ltd. (a)	28,600	3,212,924
DocuSign, Inc. (a)	13,200	616,308
HubSpot, Inc. (a)	358,400	71,565,312
Intuit, Inc.	112,100	32,325,156
LivePerson, Inc. (a)	309,900	12,315,426
Medallia, Inc.	64,900	2,311,738
Microsoft Corp.	3,376,092	465,428,043
Nutanix, Inc. Class A (a)(b)	2,402,835	58,220,692
Oracle Corp.	418,300	21,776,698
Pagerduty, Inc. (b)	16,200	636,174
Paylocity Holding Corp. (a)	26,200	2,861,564
Proofpoint, Inc. (a)	78,400	8,907,024
Q2 Holdings, Inc. (a)	105,200	9,462,740
RingCentral, Inc. (a)	13,700	1,933,481
Salesforce.com, Inc. (a)	2,437,442	380,411,573
Sciplay Corp. (A Shares)	8,100	77,031
Smartsheet, Inc. (a)	94,400	4,587,840
Tenable Holdings, Inc. (a)	16,900	385,320
Workday, Inc. Class A (a)	31,200	5,531,136
Zendesk, Inc. (a)	458,400	36,763,680
Zoom Video Communications, Inc. Class A (b)	13,900	1,274,213
Zscaler, Inc. (a)	613,000	42,137,620
		1,365,670,618
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	2,496,265	521,070,356
Pure Storage, Inc. Class A (a)	1,959,678	31,903,558
Samsung Electronics Co. Ltd.	214,513	7,798,153
		560,772,067

TOTAL INFORMATION TECHNOLOGY		3,759,034,108

MATERIALS - 0.4%
Chemicals - 0.2%
CF Industries Holdings, Inc.	377,200	18,177,268
Dow, Inc.	44,768	1,908,460
DowDuPont, Inc.	33,301	2,262,137
LG Chemical Ltd.	2,211	603,734
The Mosaic Co.	54,000	993,060
		23,944,659
Metals & Mining - 0.2%
Barrick Gold Corp. (Canada)	1,184,200	22,956,438

TOTAL MATERIALS		46,901,097

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	146,900	33,814,911
Ant International Co. Ltd. Class C (a)(c)(d)	419,242	3,018,542
		36,833,453
UTILITIES - 0.0%
Electric Utilities - 0.0%
ORSTED A/S (f)	45,900	4,382,608
TOTAL COMMON STOCKS
(Cost $5,034,170,126)		10,585,526,822

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	202,849	499,009
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(e)	23,686	3,375,729
Neutron Holdings, Inc. Series D (c)(d)	5,678,726	1,377,091
Topgolf International, Inc. Series F (a)(c)(d)	234,069	3,913,634
		8,666,454
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series B (a)(c)(d)	37,935	822,670
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	856,368
Series D (a)(c)(d)	19,064	872,369
		2,551,407
Leisure Products - 0.2%
Peloton Interactive, Inc. Series E (a)(c)(d)	776,112	16,515,663
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (c)(d)	6,413	297,563
Series B (c)(d)	1,127	52,293
Series C (c)(d)	10,767	499,589
ORIC Pharmaceuticals, Inc.:
Series C (a)(c)(d)	316,667	1,045,001
Series D (c)(d)	46,570	153,681
		2,048,127
TOTAL CONSUMER DISCRETIONARY		29,781,651
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Sweetgreen, Inc. Series H (c)(d)	168,337	2,683,292
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	338,565	1,835,022
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	6,648	1,894,680
TOTAL CONSUMER STAPLES		6,412,994
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	264,037	2,476,086
HEALTH CARE - 0.6%
Biotechnology - 0.4%
10X Genomics, Inc.:
Series C (a)(c)	715,467	10,875,098
Series D (a)(c)	100,390	1,525,928
23andMe, Inc. Series F (a)(c)(d)	164,720	2,241,839
BioNTech AG:
Series A (a)(c)(d)	25,199	7,936,232
Series B (d)	20,640	6,500,410
Generation Bio Series B (a)(c)(d)	224,243	2,038,369
Immunocore Ltd. Series A (a)(c)(d)	18,504	2,192,125
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	4,713,039
Nuvation Bio, Inc. Series A (c)(d)(g)	3,463,900	2,671,983
		40,695,023
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	783,663	5,516,988
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	163,914	595,008
Series B 8.00% (a)(c)(d)	532,720	1,933,774
Series C, 8.00% (a)(c)(d)	648,255	2,353,166
		4,881,948
Pharmaceuticals - 0.1%
Allovir, Inc. Series B (c)(d)	340,345	2,773,812
Castle Creek Pharmaceutical Holdings, Inc. Series B (c)(d)	4,910	2,065,588
Harmony Biosciences II, Inc.:
Series A (a)(c)(d)	2,550,636	4,999,247
Series C (c)(d)	664,710	1,302,832
Nohla Therapeutics, Inc. Series B (a)(c)(d)	3,126,919	31
		11,141,510
TOTAL HEALTH CARE		62,235,469
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	11,542,518
Professional Services - 0.1%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	5,787,330
TOTAL INDUSTRIALS		17,329,848
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.1%
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	4,234,440
Series C (a)(c)(d)	1,339,018	1,914,796
Series D (c)(d)	1,344,355	1,922,428
		8,071,664
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	209,665	202,327
Software - 0.3%
Bird Rides, Inc. Series C (c)(d)	117,022	1,374,482
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	560,425	9,975,565
Dataminr, Inc. Series D (a)(c)(d)	442,241	8,199,148
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	21
Outset Medical, Inc.:
Series C (a)(c)(d)	382,862	1,190,701
Series D (c)(d)	373,580	1,161,834
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	8,338,678
UiPath, Inc.:
Series A1 (c)(d)	52,327	2,059,156
Series B1 (c)(d)	2,607	102,590
Series B2 (c)(d)	12,982	510,864
		32,913,039
TOTAL INFORMATION TECHNOLOGY		41,187,030
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Sonder Canada, Inc. Series D (c)(d)	265,415	2,785,793

TOTAL CONVERTIBLE PREFERRED STOCKS		162,707,880

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (c)(d)	3,445	159,848
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	772,800	9,451,344
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	367,600	3,012,882
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	130,754	861,669
Class B (a)(c)(d)	85,345	562,424
		1,424,093
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (c)(d)	13,511	5,683,943
TOTAL HEALTH CARE		7,108,036

TOTAL NONCONVERTIBLE PREFERRED STOCKS		19,732,110

TOTAL PREFERRED STOCKS
(Cost $152,280,890)		182,439,990
	Principal Amount	Value

Preferred Securities - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (Cost $614,446)(c)(d)	614,446	614,446
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund 2.13% (h)	36,341,416	36,348,684
Fidelity Securities Lending Cash Central Fund 2.13% (h)(i)	471,664,859	471,712,026
TOTAL MONEY MARKET FUNDS
(Cost $508,060,710)		508,060,710
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $5,695,126,172)		11,276,641,968
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(467,667,723)
NET ASSETS - 100%		$10,808,974,245

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $272,966,818 or 2.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $60,013,152 or 0.6% of net assets.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$3,204,004
10X Genomics, Inc. Series D	4/10/18	$960,732
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Agbiome LLC Series C	6/29/18	$2,144,369
Allbirds, Inc.	10/9/18	$890,972
Allbirds, Inc.	10/9/18	$188,909
Allbirds, Inc. Series A	10/9/18	$351,662
Allbirds, Inc. Series B	10/9/18	$61,800
Allbirds, Inc. Series C	10/9/18	$590,417
Allovir, Inc. Series B	5/8/19	$2,773,812
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppNexus, Inc. Series E (Escrow)	8/1/14	$378,005
BioNTech AG Series A	12/29/17	$5,518,798
Bird Rides, Inc. Series C	12/21/18	$1,374,482
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	$4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/9/18	$2,022,184
Cibus Corp. Series C	2/16/18 - 5/10/19	$3,338,700
Cloudflare, Inc. Series D, 8.00%	11/5/14 - 9/10/18	$4,486,263
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Cyclerion Therapeutics, Inc.	4/2/19	$2,229,495
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Generation Bio Series B	2/21/18	$2,050,859
Harmony Biosciences II, Inc. Series A	9/22/17	$2,550,636
Harmony Biosciences II, Inc. Series C	8/9/19	$1,302,832
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/21	2/26/19	$614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$392,042
JUUL Labs, Inc. Series E	7/6/18	$196,006
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 5/15/19	$3,282,199
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Neutron Holdings, Inc. Series D	1/25/19	$1,377,091
Nohla Therapeutics, Inc. Series B	5/1/18	$1,426,000
Nuvation Bio, Inc. Series A	6/17/19	$2,671,983
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$950,001
ORIC Pharmaceuticals, Inc. Series D	6/28/19	$153,681
Outset Medical, Inc. Series C	4/19/17	$992,187
Outset Medical, Inc. Series D	8/20/18	$1,161,834
Peloton Interactive, Inc. Series E	3/31/17	$4,202,996
Reddit, Inc. Series B	7/26/17	$538,544
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Sonder Canada, Inc. Series D	5/21/19	$2,785,793
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Starry, Inc. Series D	3/6/19	$1,922,428
Sweetgreen, Inc. Series H	11/9/18	$2,195,114
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,704,966
Turn, Inc. (Escrow)	4/11/17	$123,537
UiPath, Inc. Series A1	6/14/19	$2,059,156
UiPath, Inc. Series B1	6/14/19	$102,590
UiPath, Inc. Series B2	6/14/19	$510,864
Wheels Up Partners Holdings LLC Series B	9/18/15 - 8/2/19	$11,280,382
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727
Yumanity Holdings LLC Class B	6/19/18	$714,338

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$697,596
Fidelity Securities Lending Cash Central Fund	3,823,618
Total	$4,521,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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